CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2023
CONVERTIBLE NOTES
Schedule Of Convertible Notes
	December 31,	December 31,	December 31,
Lender	2023	2022	2021
Lifschultz Enterprise Company LLC	$208,232	$1,695,053	$1,569,449
Sidney B. Lifschultz 1992 Family Trust	-	612,146	566,786
David Lifschultz	-	1,510,368	1,398,450
Bruce Abbott	-	1,510,353	1,398,437
Totals	208,232	5,327,920	4,933,122
Current portion	-	(5,327,920)	(4,933,122)
Non-current portion	$208,232	$-	$-